UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                         THE ADVISORS' INNER CIRCLE FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2004

INVESTMENT ADVISER:
PROSPECT ASSET MANAGEMENT, INC.

--------------------------------------------------------------------------------

                             ----------------------
                                      JAPAN
                             Smaller Companies Fund

              THE INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
                   CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

TABLE OF CONTENTS

                                                                            Page

Manager's Discussion and Analysis of Fund Performance ...................     1

Schedule of Investments .................................................     4

Statement of Assets and Liabilities .....................................     5

Statement of Operations .................................................     6

Statement of Changes in Net Assets ......................................     7

Financial Highlights ....................................................     8

Notes to Financial Statements ...........................................     9

Report of Independent Registered Public Accounting Firm .................    13

Trustees and Officers of The Advisors' Inner Circle Fund ................    14

Disclosure of Fund Expenses .............................................    20

Notice to Shareholders ..................................................    21

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-335-2110; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                        MANAGER'S DISCUSSION AND ANALYSIS
                               OF FUND PERFORMANCE

INVESTMENT OBJECTIVE

The Japan Smaller Companies Fund seeks capital appreciation through investing in equity securities of small Japanese companies which have above average growth potential and are undervalued. The Fund invests primarily (at least 80% of its net assets) in equity of smaller (market capitalizations of $1.5 billion or less) Japanese issuers.

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
                                     CALENDAR
                                      YEAR TO                THREE       SINCE
                                       DATE     ONE YEAR     YEARS    INCEPTION*
                                       ENDED      ENDED      ENDED     6/27/01-
                                     10/31/04   10/31/04   10/31/04    10/31/04
--------------------------------------------------------------------------------
JAPAN SMALLER COMPANIES
FUND (JSCFX)                           11.0%      17.1%      13.9%       10.9%
--------------------------------------------------------------------------------
TSE Small Cap Index
(TPXSM)                                18.3%      15.2%      14.0%        9.2%
--------------------------------------------------------------------------------
TSE Second Section Price
Index (TSE2)                           40.6%      38.0%      24.1%       19.7%
--------------------------------------------------------------------------------
JASDAQ Stock Index
(JASDAQ)                               23.9%      15.4%      27.1%       20.3%
--------------------------------------------------------------------------------

Through October 31, 2004, the Fund ranks 3rd out of the 39 funds in the Lipper Japanese Fund Objective universe for the 3-year period with an annualized performance of 13.9%.

*Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-335-2110.

                        MANAGER'S DISCUSSION AND ANALYSIS
                         OF FUND PERFORMANCE (CONTINUED)

FUND PERFORMANCE

Japan Smaller Companies Fund performed strongly in the first half the fiscal year. As most Japanese companies end their fiscal year in March, a number of top holdings of the Fund reported solid full year results, attracting investors' attention, resulting in positive price performance. In particular, domestic demand focused sectors such as retail, service and real estate, which make up a large portion of the Fund, performed well.

By contrast, the second half of the Fund's fiscal year saw considerable volatility. We believe that the fundamentals in our portfolio companies did not change significantly during this time. However, what did change was investors' sentiment. Although in May and June of 2004, the Japanese stock market received attention as strong economic indicators suggested that the Japanese export led recovery was clearly sustainable, that trend did not continue. Profit taking and global economic factors, such as rising oil prices, China's attempt at slowing its economy, and weakening of the US dollar, began to erode market confidence. Consequently, the Fund lagged in the latter part of the year.

OUTLOOK

The outlook for the Japanese economy remains variable. Recent government reports have downgraded the economy on the back of slowing exports, and at the same time shown a strengthening of consumer sentiment and increasing employment. The Japanese government remains committed to curbing deflation and have said they will continue the policy of low interest rates for the foreseeable future. Due to the focus of the Fund, we are confident that these factors position the Fund well and will enable it to continue to perform strongly in spite of global uncertainty and the yen's appreciation. The Fund focuses its holdings on internal Japanese demand, investing in companies with capable managements, double digit earnings growth and price-to-earnings ratios below market average.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
        JAPAN SMALLER COMPANIES FUND VERSUS THE TSE SECOND SECTION PRICE
              INDEX, THE JASDAQ STOCK INDEX, TOPIX SMALL CAP INDEX,
                       AND THE LIPPER JAPAN FUNDS AVERAGE.

          ----------------------------------
                                  Annualized
          One-Year   Three-Year    Inception
           Return      Return      to Date*
          ----------------------------------
           17.07%      13.94%       10.90%
          ----------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            JAPAN SMALLER   TSE SECOND SECTION           JASDAQ    TOPIX SMALL       LIPPER JAPAN
           COMPANIES FUND       PRICE INDEX(1)   STOCK INDEX(2)   CAP INDEX(3)   FUNDS AVERAGE(4)
 6/27/01          $10,000              $10,000          $10,000        $10,000            $10,000
10/31/01            9,550                8,698            8,907          8,030              9,038
10/31/02            9,159                7,503            7,577          6,597              7,611
10/31/03           12,068               15,478           12,342          8,959             11,633
10/31/04           14,128               17,865           17,036          9,545             13,405

*    Commencement of operations was June 27, 2001.

(1) The TSE Second Section Price Index is a capitalization-weighted index of all the companies listed on the Second Section of the Tokyo Stock Exchange.

(2) The JASDAQ Stock Index is a capitalization-weighted index of all OTC stocks excluding the Bank of Japan and all managed issues.

(3) The TOPIX Small Cap Index is a capitalization-weighted index designed to measure the performance of the stocks not included in the TOPIX 500 Index that are listed on the First Section of the Tokyo Stock Exchange. The benchmark for the Fund is being changed to the TOPIX Small Cap Index. This index more closely resembles the universe in which our mandate focuses the Fund. 450 of the companies in the TOPIX Small Cap Index, almost half of the index, fit our mandate. In fact, since this is a market cap weighted index, those 450 companies represent 75% of the market cap of the Index. In comparison, our mandate only covers about 5% of either the TSE Second Section Price Index or the JASDAQ Stock Index, our current benchmarks.

(4) The Lipper Japan Funds Average represents the average performance of 52 mutual funds classified by Lipper, Inc. in the Japan category.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

SCHEDULE OF INVESTMENTS

October 31, 2004

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                % of Investments

Consumer Discretionary   48%
Basic Materials           2%
Information Technology    2%
Industrials               8%
Financials               40%

                                                                          Value
JAPAN SMALLER COMPANIES FUND                                    Shares    (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK (78.3%)
JAPAN (78.3%)
   BUILDING & CONSTRUCTION (1.3%)
   Nichiha .................................................    77,400   $ 1,081
                                                                         -------
   CHEMICALS (1.8%)
   Air Water ...............................................   251,000     1,575
                                                                         -------
   COMMERCIAL SERVICES (0.0%)
   NIC .....................................................     1,400        12
                                                                         -------
   COMPUTERS & SERVICES (1.8%)
   Computer Engineering & Consulting .......................     8,500        81
   Jastec ..................................................    38,800       664
   Roland DG ...............................................    15,700       779
                                                                         -------
                                                                           1,524
                                                                         -------
   FINANCIAL SERVICES (6.8%)
   Diamond Lease ...........................................   135,900     4,868
   Inter ...................................................     7,300        83
   Nissin (A) ..............................................   218,300       454
   Nissin ..................................................   228,300       475
                                                                         -------
                                                                           5,880
                                                                         -------
   MANUFACTURING (5.3%)
   Japan Cash Machine ......................................    41,400     1,663
   Nabtesco ................................................   495,000     2,667
   Sanei-International .....................................     7,200       238
                                                                         -------
                                                                           4,568
                                                                         -------
   REAL ESTATE (20.6%)
   Arnest One ..............................................   112,200     3,054
   Azel* ...................................................   114,000       132
   Daikyo* .................................................   561,000       891
   Diamond City ............................................    90,100     2,508
   Fuso Lexel ..............................................    80,000       446
   Iida Home Max ...........................................   101,700     2,480
   Japan General Estate ....................................   136,500     1,422
   Joint ...................................................    97,050     2,183
   Touei Housing ...........................................   149,780     4,318
   Yasuragi* ...............................................     5,000       180
   Zephyr ..................................................        33        67
                                                                         -------
                                                                          17,681
                                                                         -------
   REAL ESTATE INVESTMENT TRUSTS (3.8%)
   Japan Prime Realty Investment ...........................       793   $ 2,286
   Nippon Residential Investment ...........................        65       440
   Nomura Real Estate Office Fund ..........................        69       500
                                                                         -------
                                                                           3,226
                                                                         -------
   RETAIL (36.9%)
   Arc Land Sakamoto .......................................   113,600     1,534
   Belluna .................................................    16,929       551
   Colowide ................................................   159,000     1,864
   Geo .....................................................       201       486
   Gigas K's Denki .........................................   154,304     3,413
   Japan ...................................................    55,300       580
   Joyfull .................................................   145,400     2,171
   Kappa Create ............................................    97,650     3,360
   Nishimatsuya Chain ......................................   145,240     5,024
   Nitori ..................................................    76,230     4,143
   Pal .....................................................    40,500       728
   Point ...................................................   112,920     3,053
   St. Marc ................................................    26,100       979
   Sundrug (A) .............................................    16,800       453
   Sundrug .................................................    19,100       515
   United Arrows ...........................................   124,500     2,901
                                                                         -------
                                                                          31,755
                                                                         -------
   WHOLESALE (0.0%)
   IMI .....................................................     1,200        17
   Sugimoto & ..............................................       500         6
   Vitec ...................................................     1,200         9
                                                                         -------
                                                                              32
                                                                         -------
TOTAL FOREIGN COMMON STOCK
   (Cost $67,944) ..........................................              67,334
                                                                         -------
TOTAL INVESTMENTS (78.3%)
   (Cost $67,944) ..........................................             $67,334
                                                                         =======

PERCENTAGES ARE BASED ON NET ASSETS OF $86,006,945.

*    NON-INCOME PRODUCING SECURITY.

(A)  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

October 31, 2004

                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                        FUND
--------------------------------------------------------------------------------
ASSETS:
   Investments at Market Value (Cost $67,944) ..................      $67,334
   Cash ........................................................           96
   Foreign Currency at Market Value* (Cost $18,524) ............       19,164
   Dividend and Interest Receivable ............................          148
   Receivable for Investment Securities Sold ...................          102
   Receivable for Fund Shares Sold .............................           25
--------------------------------------------------------------------------------
   Total Assets ................................................       86,869
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased .................          735
   Payable due to Investment Adviser ...........................           72
   Payable due to Administrator ................................           11
   Payable for Trustees' Fees ..................................            1
   Accrued Expenses ............................................           43
--------------------------------------------------------------------------------
   Total Liabilities ...........................................          862
--------------------------------------------------------------------------------
   Net Assets ..................................................      $86,007
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
      based on 7,102,923 outstanding shares of beneficial
      interest .................................................      $84,927
   Accumulated Net Investment Loss .............................         (497)
   Accumulated Net Realized Gain on Investments ................        1,542
   Net Unrealized Depreciation on Investments ..................         (610)
   Net Unrealized Appreciation on Forward Foreign Currency
      Contracts, Foreign Currency and Translation
      of Other Assets and Liabilities Denominated
      in Foreign Currency ......................................          645
--------------------------------------------------------------------------------
   Net Assets ..................................................      $86,007
--------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share ....      $ 12.11
================================================================================

*    Foreign currency consists of 2,027,555,971 Japanese Yen.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the year ended October 31, 2004

                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                        FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend Income ..............................................     $  372
   Interest Income ..............................................         17
   Foreign Taxes Withheld .......................................        (26)
--------------------------------------------------------------------------------
   Total Investment Income ......................................        363
--------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees .....................................        474
   Administration Fees ..........................................        126
   Custodian Fees ...............................................         58
   Transfer Agent Fees ..........................................         55
   Professional Fees ............................................         32
   Registration and Filing Fees .................................         17
   Printing Fees ................................................         17
   Trustees' Fees ...............................................          5
   Other Fees ...................................................          3
--------------------------------------------------------------------------------
   Net Expenses .................................................        787
--------------------------------------------------------------------------------
   Net Investment Loss ..........................................       (424)
--------------------------------------------------------------------------------
   Net Realized Gain on Investments .............................      1,701
   Net Realized Loss on Foreign Currency Transactions ...........       (119)
   Net Change in Unrealized Depreciation on Investments .........       (951)
   Net Change in Unrealized Appreciation on Foreign
      Currency Transactions .....................................        646
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments ..............      1,277
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .........     $  853
================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the years ended October 31,

                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                        FUND
                                                                 -----------------
                                                                   2004     2003
----------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Loss .......................................   $  (424)  $   (7)
   Net Realized Gain on Investments ..........................     1,701       33
   Net Realized Loss on Foreign Currency Transactions ........      (119)      (9)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .........................................      (951)     422
   Net Change in Unrealized Appreciation (Depreciation)
      on Foreign Currency Transactions .......................       646       (1)
----------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      from Operations ........................................       853      438
----------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .....................................       (54)     (21)
   Net Realized Gains ........................................       (31)     (24)
----------------------------------------------------------------------------------
   Total Dividends and Distributions .........................       (85)     (45)
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Issued ....................................................    85,393    1,328
   In Lieu of Cash Distributions .............................        85       44
   Redemption Fees* ..........................................        30       --
   Redeemed ..................................................    (2,552)    (219)
----------------------------------------------------------------------------------
   Increase in Net Assets Derived from
      Capital Share Transactions .............................    82,956    1,153
----------------------------------------------------------------------------------
   Total Increase in Net Assets ..............................    83,724    1,546
----------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Year .........................................     2,283      737
----------------------------------------------------------------------------------
   End of Year (Includes Accumulated Net Investment
     Losses of $497 and $46, respectively) ...................   $86,007   $2,283
==================================================================================
SHARE TRANSACTIONS:
   Issued ....................................................     7,091      150
   In Lieu of Cash Distributions .............................         8        5
   Redeemed ..................................................      (209)     (27)
----------------------------------------------------------------------------------
   Net Increase in Shares Outstanding
      from Share Transactions ................................     6,890      128
==================================================================================

* See Note 2 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

For the periods ended October 31,

                                                                              JAPAN SMALLER
                                                                                COMPANIES
                                                                                   FUND
                                                        ---------------------------------------------------------
                                                           11/1/03       11/1/02       11/1/01         6/27/01
                                                         TO 10/31/04   TO 10/31/03   TO 10/31/02   TO 10/31/01(1)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ................    $ 10.69         $ 8.65       $ 9.55          $ 10.00
                                                         -------         ------       ------          -------
Income from Investment Operations:
   Net Investment Loss ..............................      (0.11)(2)      (0.06)       (0.07)(2)        (0.02)
   Net Realized and Unrealized Gains (Losses) on
   Investment Transactions ..........................       1.87(2)        2.61        (0.35)(2)        (0.43)
                                                         -------         ------       ------          -------
Total from Investment Operations ....................       1.76           2.55        (0.42)           (0.45)
                                                         -------         ------       ------          -------
Redemption Fees .....................................       0.01             --           --               --
                                                         -------         ------       ------          -------
Dividends and Distributions:
   Net Investment Income ............................      (0.22)         (0.23)       (0.48)              --
   Net Realized Gain ................................      (0.13)         (0.28)          --               --
                                                         -------         ------       ------          -------
Total Dividends and Distributions ...................      (0.35)         (0.51)       (0.48)              --
                                                         -------         ------       ------          -------
Net Asset Value, End of Period ......................    $ 12.11         $10.69       $ 8.65          $  9.55
                                                         =======         ======       ======          =======
Total Return+ .......................................      17.07%         31.76%       (4.09)%          (4.50)%
                                                         =======         ======       ======          =======
Net Assets, End of Period (000) .....................    $86,007         $2,283       $  737          $   380
Ratio of Expenses to Average Net Assets .............       1.66%          2.00%        2.00%            2.00%
Ratio of Net Investment Loss to Average Net Assets ..      (0.90)%        (0.74)%      (0.73)%          (0.75)%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Reimbursements) ...........       1.66%         21.06%       45.86%          113.09%
Portfolio Turnover Rate .............................      38.25%         39.41%       19.79%           31.56%

+ The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Return is for the period indicated and has not been annualized.

(1) The Japan Smaller Companies Fund commenced operations on June 27, 2001. All ratios for the period have been annualized.

(2)  Per share calculations were performed using average shares for the year.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

October 31, 2004

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 Funds. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund commenced operations on June 27, 2001. The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent,the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2004, the Fund had no fair value securities.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant

October 31, 2004

     Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund holds the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

          (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

          (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund did not enter into any forward foreign currency contracts during the period ended October 31, 2004.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends, if any, from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

     OTHER -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 30 days. For the period ended October 31, 2004 there were $30,228 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

October 31, 2004

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000, $90,000 per any additional portfolio and $20,000 per any additional class or 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Fund and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 12, 2002. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001, under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 2.00% of the Fund's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2004, are as follows
(000):

Purchases ......$78,716

Sales ...........13,973

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital and excludes unrealized amounts on foreign currency gains (losses).

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2004 (000):

October 31, 2004

     ACCUMULATED NET    ACCUMULATED
     INVESTMENT LOSS   REALIZED GAIN
     ---------------   -------------
           $27             $(27)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two years were as follows (000):

       ORDINARY     LONG-TERM
        INCOME    CAPITAL GAIN   TOTALS
       --------   ------------   ------
2004      $54          $31         $85
2003       36            9          45

As of October 31, 2004, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income ..........   $1,794
Undistributed Long-Term Capital Gain ...      214
Unrealized Depreciation ................     (915)
Other Temporary Differences ............      (13)
                                           ------
Total Distributable Earnings ...........   $1,080
                                           ======

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2004, were as follows (000):

                   AGGREGATE GROSS   AGGREGATE GROSS
                      UNREALIZED        UNREALIZED     NET UNREALIZED
FEDERAL TAX COST     APPRECIATION      DEPRECIATION     DEPRECIATION
----------------   ---------------   ---------------   --------------
     $68,895            $4,643           ($6,204)         ($1,561)

8. CONCENTRATION OF RISK:

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

9. OTHER:

At October 31, 2004, 72% of total shares outstanding were held by one shareholder of the Fund.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

Effective May 31, 2004, the Fund will not permit any new investors in order to limit the size of the Fund so as not to adversely affect the Fund's investment strategy. Existing shareholders may continue to make additional investments in the Funds, and reinvest dividends and capital gain distributions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Japan Smaller Companies Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Japan Smaller Companies Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Japan Smaller Companies Fund of The Advisors' Inner Circle Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
December 22, 2004

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined

                                                                      TERM OF
                                    POSITION(S)                     OFFICE AND
   NAME, ADDRESS,                    HELD WITH                       LENGTH OF
       AGE(1)                        THE TRUST                    TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY                        Trustee                      (Since 1993)
77 yrs. old

--------------------------------------------------------------------------------
ROBERT A. PATTERSON                   Trustee                      (Since 1993)
87 yrs. old

--------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee                      (Since 1993)
75 yrs. old

--------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                      (Since 1994)
73 yrs. old

--------------------------------------------------------------------------------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND

================================================================================

in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-335-2110. The following chart lists Trustees and Officers as of November 16, 2004.

                                     NUMBER OF
                                     PORTFOLIOS
                                  IN THE ADVISORS'
                                 INNER CIRCLE FUND
   PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
     DURING PAST 5 YEARS               MEMBER          HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------
Vice Chairman of Ameritrust              43          Trustee of The Advisors'
Texas N.A., 1989-1992, and                           Inner Circle Fund II, The
MTrust Corp., 1985-1989.                             MDL Funds, and The
                                                     Expedition Funds.
--------------------------------------------------------------------------------
Pennsylvania State University,           43          Member and Treasurer, Board
Senior Vice President,                               of Trustees of Grove City
Treasurer (Emeritus);                                College. Trustee of The
Financial and Investment                             Advisors' Inner Circle Fund
Consultant, Professor of                             II, The MDL Funds and The
Transportation since 1984;                           Expedition Funds.
Vice President- Investments,
Treasurer, Senior Vice
President (Emeritus),
1982-1984. Director,
Pennsylvania Research Corp.
--------------------------------------------------------------------------------
Private investor from 1987 to            43          Trustee of The Advisors'
present. Vice President and                          Inner Circle Fund II, The
Chief Financial officer,                             MDL Funds, and The
Western Company of North                             Expedition Funds.
America (petroleum service
company), 1980-1986. President
of Gene Peters and Associates
(import company), 1978-1980.
President and Chief Executive
Officer of Jos. Schlitz
Brewing Company before 1978.
--------------------------------------------------------------------------------
Attorney, Solo Practitioner              43          Trustee of The Advisors'
since 1994. Partner, Dechert                         Inner Circle Fund II, The
Price & Rhoads, September                            MDL Funds, The Expedition
1987-December 1993.                                  Funds, SEI Asset Allocation
                                                     Trust, SEI Daily Income
                                                     Trust, SEI Index Funds, SEI
                                                     Institutional International
                                                     Trust, SEI Institutional
                                                     Investments Trust, SEI
                                                     Institutional Managed
                                                     Trust, SEI Liquid Asset
                                                     Trust and SEI Tax Exempt
                                                     Trust.
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                      TERM OF
                                     POSITION(S)                    OFFICE AND
      NAME, ADDRESS,                  HELD WITH                      LENGTH OF
          AGE(1)                      THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.                Trustee                     (Since 1999)
62 yrs. old

--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                      Chairman                     (Since 1991)
58 yrs. old                         of the Board
                                     of Trustees

--------------------------------------------------------------------------------
WILLIAM M. DORAN                       Trustee                     (Since 1992)
1701 Market Street
Philadelphia, PA 19103
64 yrs. old

--------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND

================================================================================

                                     NUMBER OF
                                     PORTFOLIOS
                                  IN THE ADVISORS'
                                 INNER CIRCLE FUND
    PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS              MEMBER          HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------
Chief Executive Officer,                 43          Trustee, State Street
Newfound Consultants, Inc.                           Navigator Securities
since April 1997. General                            Lending Trust, since 1995.
Partner, Teton Partners, L.P.,                       Trustee of The Fulcrum
June 1991-December 1996;                             Trust. Trustee of The
Chief Financial Officer, Nobel                       Advisors' Inner Circle Fund
Partners, L.P., March                                II, The MDL Funds, The
1991-December 1996; Treasurer                        Expedition Funds, SEI Asset
and Clerk, Peak Asset                                Allocation Trust, SEI Daily
Management, Inc., since 1991.                        Income Trust, SEI Index
                                                     Funds, SEI Institutional
                                                     International Trust, SEI
                                                     Institutional Investments
                                                     Trust, SEI Institutional
                                                     Managed Trust, SEI Liquid
                                                     Asset Trust, SEI Tax Exempt
                                                     Trust, SEI Absolute Return
                                                     Master Fund, LP, SEI
                                                     Opportunity Master Fund,
                                                     LP, SEI Absolute Return
                                                     Fund, LP and SEI
                                                     Opportunity Fund, LP.
--------------------------------------------------------------------------------
Currently performs various               43          Trustee of The Advisors'
services on behalf of SEI                            Inner Circle Fund II,
Investments for which Mr.                            Bishop Street Funds, The
Nesher is compensated.                               Expedition Funds, The MDL
Executive Vice President of                          Funds, SEI Asset Allocation
SEI Investments, 1986-1994.                          Trust, SEI Daily Income
Director and Executive Vice                          Trust, SEI Index Funds, SEI
President of the Administrator                       Institutional International
and the Distributor,                                 Trust, SEI Institutional
1981-1994.                                           Investments Trust, SEI
                                                     Institutional Managed
                                                     Trust, SEI Liquid Asset
                                                     Trust, SEI Tax Exempt
                                                     Trust, SEI Global Master
                                                     Fund, PLC, SEI Global
                                                     Assets Fund, PLC, SEI
                                                     Global Investments Fund,
                                                     PLC and SEI Investments
                                                     Global, Limited.
--------------------------------------------------------------------------------
Self-Employed Consultant since           43          Director of SEI Investments
2003. Partner, Morgan, Lewis &                       Company and SEI Investments
Bockius LLP (law firm),                              Distribution Co., Trustee
counsel to the Trust, SEI                            of The Advisors' Inner
Investments, the Administrator                       Circle Fund II, The MDL
and the Distributor from                             Funds, The Expedition
1976-2003. Director of the                           Funds, SEI Asset Allocation
Distributor since 2003.                              Trust, SEI Daily Income
Director of SEI Investments                          Trust, SEI Index Funds, SEI
since 1974; Secretary of SEI                         Institutional International
Investments since 1978.                              Trust, SEI Institutional
                                                     Investments Trust, SEI
                                                     Institutional Managed
                                                     Trust, SEI Liquid Asset
                                                     Trust and SEI Tax Exempt
                                                     Trust.
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================
                                                                       TERM OF
                                      POSITION(S)                     OFFICE AND
        NAME, ADDRESS,                 HELD WITH                      LENGTH OF
            AGE(1)                     THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA                     President                    (Since 2003)
42 yrs. old
--------------------------------------------------------------------------------
PETER GOLDEN                     Controller and Chief               (Since 2004)
40 yrs. old                        Financial Officer
--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                 Chief Compliance                 (Since 2004)
36 yrs. old                             Officer
--------------------------------------------------------------------------------
JAMES NDIAYE                      Vice President and                (Since 2004)
36 yrs. old                            Secretary
--------------------------------------------------------------------------------
TIMOTHY D. BARTO                  Vice President and                (Since 2000)
36 yrs. old                       Assistant Secretary
--------------------------------------------------------------------------------
JOHN MUNERA                       Vice President and                (Since 2002)
41 yrs. old                       Assistant Secretary
--------------------------------------------------------------------------------
PHILIP T. MASTERSON               Vice President and                (Since 2004)
40 yrs. old                       Assistant Secretary
--------------------------------------------------------------------------------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND

================================================================================

                                     NUMBER OF
                                     PORTFOLIOS
                                  IN THE ADVISORS'
                                 INNER CIRCLE FUND
    PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS              MEMBER            HELD BY BOARD MEMBER
--------------------------------------------------------------------------------
Senior Operations Officer, SEI          N/A                      N/A
Investments, Fund Accounting
and Administration since 1996.
From 1993 until 1996, Mr. Volk
served as Assistant Chief
Accountant for the U.S.
Securities and Exchange
Commission. Prior to 1996, he
was an Audit Manager for
Coopers & Lybrand, LLP from
1985 until 1993.
--------------------------------------------------------------------------------
Director, SEI Investments,              N/A                      N/A
Fund Accounting and
Administration since June
2001. From March 2000 to 2001,
Vice President of Funds
Administration for J.P. Morgan
Chase & Co. From 1997 to 2000,
Vice President of Pension and
Mutual Fund Accounting for
Chase Manhattan Bank.
--------------------------------------------------------------------------------
Vice President and Assistant            N/A                      N/A
Secretary of SEI Investments
Global Funds Services and SEI
Investments Distribution Co.
from 2000-2004; Vice
President, Merrill Lynch & Co.
Asset Management Group from
1998-2000; Associate at Pepper
Hamilton LLP from 1997-1998.
--------------------------------------------------------------------------------
Employed by SEI Investments             N/A                      N/A
Company since 2004; Vice
President, Deutsche Asset
Management from 2003-2004;
Associate, Morgan, Lewis &
Bockius LLP, 2000-2003;
Counsel, Assistant Vice
President, ING Variable
Annuities Group, 1999-2000.
--------------------------------------------------------------------------------
General Counsel, Vice                   N/A                      N/A
President and Secretary of SEI
Investments Global Funds
Services since 1999;
Associate, Dechert (law firm)
from 1997-1999; Associate,
Richter, Miller & Finn (law
firm) from 1994-1997.
--------------------------------------------------------------------------------
Middle Office Compliance                N/A                      N/A
Officer at SEI Investments
since 2000; Supervising
Examiner at Federal Reserve
Bank of Philadelphia from
1998-2000.
--------------------------------------------------------------------------------
Employed by SEI Investments             N/A                      N/A
Company since 2004. General
Counsel, Citco Mutual Fund
Services from 2003-2004; Vice
President and Assistant
Counsel, Oppenheimer Funds
from 2001-2003 and Vice
President and Assistant
Counsel from 1997-2001.
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                        BEGINNING     ENDING                 EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                          VALUE       VALUE       EXPENSE     DURING
                                         4/30/04     10/31/04     RATIOS      PERIOD*
-------------------------------------------------------------------------------------
PROSPECT JAPAN SMALLER COMPANIES FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN                      $1,000.00   $  918.80      1.72%       $8.30
HYPOTHETICAL 5% RETURN                   1,000.00    1,016.49      1.72         8.72
-------------------------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                             NOTICE TO SHAREHOLDERS
                                       OF
                          JAPAN SMALLER COMPANIES FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Fund is designating the following items with regard to distributions paid during the year.

  LONG LONG
 (15% RATE)       ORDINARY                                                  QUALIFYING
CAPITAL GAIN       INCOME      TAX-EXEMPT       TOTAL         QUALIFYING     DIVIDEND    FOREIGN TAX
DISTRIBUTION   DISTRIBUTIONS    INTEREST    DISTRIBUTIONS   DIVIDENDS (1)   INCOME (2)    CREDIT (3)
------------   -------------   ----------   -------------   -------------   ----------   -----------
   28.43%          71.57%         0.00%        100.00%          0.00%         14.80%        32.43%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) FOREIGN TAX CREDIT PASS THROUGH REPRESENTS THE AMOUNT ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

INVESTMENT ADVISER:
Prospect Asset Management, Inc.
6700 Kalanianaole Highway, Suite 122
Honolulu, HI 96825

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
KPMG LLP
1601 Market Street
Philadelphia, PA










TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
   BY TELEPHONE: Call 1-800-335-2110
   BY MAIL: Write to us

                        The Japan Smaller Companies Fund
                                  P.O. Box 446
                               Portland, ME 04112

PAM-AR-001-0300

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.